Commitments and Contingencies Operating leases (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2016, future contractual minimums are as follows:

Year	Total
2017	$127
2018	111
2019	97
2020	91
2021	72
2022 and beyond	352
Total minimum payments	850
Less: Amount representing interest	(94)
Present value of minimum payments	$756